Subsequent Events - Additional Information (Detail) - USD ($)		1 Months Ended	4 Months Ended	12 Months Ended
	Apr. 10, 2024	Apr. 30, 2024	Apr. 23, 2024	Dec. 31, 2023
Subsequent Event [Line Items]
Payments for repurchase of common stock				$ 5,885,727
Share based compensation by share based award stock options granted during the period shares				631,250
Subsequent Event [Member]
Subsequent Event [Line Items]
Treasury stock, shares, acquired			807,348
Payments for repurchase of common stock			$ 2,500,000
Percentage of shares outstanding for which awards may be granted		10.00%
Subsequent Event [Member] | CEO,CFO And Non Executive [Member]
Subsequent Event [Line Items]
Restricted stock shares issued during the period shares	426,253
Share based compensation by share based award stock options granted during the period shares	111,000
Subsequent Event [Member] | CEO,CFO And Non Executive [Member] | Restricted Stock [Member] | Share-Based Payment Arrangement, Tranche One [Member]
Subsequent Event [Line Items]
Share based compensation by share based award vesting percentage	50.00%
Subsequent Event [Member] | CEO,CFO And Non Executive [Member] | Restricted Stock [Member] | Share-Based Payment Arrangement, Tranche Two [Member]
Subsequent Event [Line Items]
Share based compensation by share based award vesting percentage	50.00%
Subsequent Event [Member] | Series A Preferred Stock [Member]
Subsequent Event [Line Items]
Dividends, preferred stock		$ 435,246